Vessels, Net	6 Months Ended
Jun. 30, 2019
VESSELS, NET [Abstract]
Vessels, Net

NOTE 4 – VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance December 31, 2017	$1,420,078	$(321,063)	$1,099,015
Additions	115,902	(54,585)	61,317
Disposals	(76,264)	—	(76,264)
Vessel impairment losses	(99,485)	58,667	(40,818)

Balance December 31, 2018	$1,360,231	$(316,981)	$1,043,250
Additions	5,832	(26,149)	(20,317)
Disposals	(5,696)	81	(5,615)
Vessel impairment losses	(24,993)	17,648	(7,345)

Balance June 30, 2019	$1,335,374	$(325,401)	$1,009,973

2019

As of June 30, 2019, certain extraordinary fees and costs related to vessels’ regulatory requirements, including ballast water treatment system installation, amounted to $5,767 (see Note 12 — Transactions with related parties and affiliates).

Acquisition of Vessels

2018

On August 31, 2018, Navios Partners acquired from its affiliate, Navios Holdings, the Navios Sphera, a 2016-built Panamax vessel of 84,872 dwt and the Navios Mars, a 2016-built Capesize vessel of 181,259 dwt, for an acquisition cost $79,000, in total.

On June 7, 2018, Navios Partners acquired from an unrelated third party the Navios Altair I, a 2006-built Panamax vessel of 74,475 dwt, for an acquisition cost of $11,842.

On May 21, 2018, Navios Partners acquired from an unrelated third party the Navios Symmetry, a 2006-built Panamax vessel of 74,381 dwt, for an acquisition cost of $11,811.

On May 9, 2018, Navios Partners acquired from an unrelated third party the Navios Apollon I, a 2005-built Panamax vessel of 87,052 dwt, for an acquisition cost of $13,446.

Sale of Vessels

2019

On April 23, 2019, Navios Partners sold the Navios Galaxy I to an unrelated third party, for a net sale price of $5,978. The aggregate net carrying amount of the vessels, including the remaining carrying balance of dry dock and special survey cost of $363, amounted to $13,323 as at the date of sale. The loss on sale of the vessel was $28.

2018

On December 14, 2018, Navios Partners sold the Navios Libra II to an unrelated third party, for a net sale price of $4,559. The aggregate net carrying amount of the vessel, including the remaining carrying balance of dry dock and special survey cost of $657, amounted to $5,784 as at the date of sale.

On December 4, 2018, Navios Partners sold the Navios Felicity to an unrelated third party, for a net sale price of $4,705. The aggregate net carrying amount of the vessels, including the remaining carrying balance of dry dock and special survey cost of $818, amounted to $10,016 as at the date of sale. The loss on sale of the vessel was $53.

On July 2, 2018, Navios Partners sold the YM Unity and the YM Utmost to its affiliate, Navios Containers, for a total sale price of $67,000. The aggregate net carrying amount of the vessels, including the remaining carrying balance of dry dock and special survey costs of $2,104, amounted to $104,860 as at the date of sale.

Vessel impairment losses

On March 21, 2019, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Galaxy I for a net sale price of $5,978. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of March 31, 2019. As of March 31, 2019, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $7,345 has been recognized under the line item “Vessel impairment losses” in the condensed Consolidated Statements of Operations as of March 31, 2019. The vessel was sold on April 23, 2019.

On October 25, 2018, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Libra II for a net sale price of $4,559. The Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $1,226 was recognized under the caption “Vessel impairment losses” in the Consolidated Statements of Operations as of December 31, 2018. The vessel was sold on December 14, 2018.

On October 2, 2018, Navios Partners entered into a Memorandum of Agreement with an unrelated third party for the disposal of the Navios Felicity for a net sale price of $4,705. The vessel was subject to an existing time charter with an unrelated charterer and was not immediately available for sale and therefore, did not qualify as an asset held for sale as of September 30, 2018. As of September 30, 2018, the Company had a current expectation that the vessel would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. An impairment loss of $5,258 has been recognized under the caption “Vessel impairment losses” in the condensed Consolidated Statements of Operations as of September 30, 2018. The vessel was sold on December 4, 2018.

On April 27, 2018, Navios Partners agreed to sell the YM Unity and the YM Utmost to its affiliate, Navios Containers, for a total sale price of $67,000. As of June 30, 2018, the vessels had been classified as held for sale as the relevant criteria for the classification were met and, therefore, they were presented in the condensed Consolidated Balance Sheets at their fair value totaling $67,000. An impairment loss of $37,860 for the vessels held for sale was presented under the caption “Vessel impairment losses” in the condensed Consolidated Statements of Operations as of June 30, 2018. The vessels were sold on July 2, 2018, and proceeds from the sale were used to partially repay an amount of $20,200 of the DVB Credit Facility (see Note 6 — Borrowings).